Insurance Contract Liabilities - Summary by classification (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Insurance Contract Liabilities
Total Insurance contract liabilities	$ 47,346.5	$ 39,206.8
Insurance contracts, Gross
Insurance Contract Liabilities
Current	20,618.3	17,389.7
Non-current	26,728.2	21,817.1
Total Insurance contract liabilities	47,346.5	39,206.8
Ceded reinsurance contracts
Insurance Contract Liabilities
Current	4,740.3	4,218.2
Non-current	6,465.9	5,628.2
Total Insurance contract liabilities	11,206.2	9,846.4
Insurance contracts, Net
Insurance Contract Liabilities
Current	15,878.0	13,171.5
Non-current	20,262.3	16,188.9
Total Insurance contract liabilities	$ 36,140.3	$ 29,360.4